Related Party Transactions - Additional Information (Details)						12 Months Ended
	Jan. 28, 2022 shares	Nov. 30, 2021 shares $ / shares	Mar. 16, 2021 shares	Dec. 14, 2020 shares $ / shares	Sep. 23, 2020 AUD ($)	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 AUD ($)
Disclosure of transactions between related parties [line items]
Granted						4,676,946	3,500,000
Expense recognized | $						$ 20,190,538	$ 5,948,532	$ 7,558,953
Exercised/Vested						1,687,500	3,558,865
Unsecured loan | $						$ 1,763,410	$ 855,693
Proceeds on issue of shares | $						$ 208,290,142	136,818,667	45,845,239
Description of transactions with related party						There were no other related party transactions during the current or prior financial years.
Performance Rights
Disclosure of transactions between related parties [line items]
Granted						5,344,777
Number Of Performance Right Convertible To Ordinary Shares						1
Settlement of Limited Recourse Loan
Disclosure of transactions between related parties [line items]
Limited resource loan | $					$ 1,500,000
Greg Baynton
Disclosure of transactions between related parties [line items]
Exercised/Vested			300,000
Chris Burns, CEO
Disclosure of transactions between related parties [line items]
Exercised/Vested			1,800,000
Nick Liveris, CFO
Disclosure of transactions between related parties [line items]
Exercised/Vested			900,000
Director | Short-Term Loan
Disclosure of transactions between related parties [line items]
Unsecured loan | $								$ 3,148,960
Interest rate								8.00%
Philip St Baker
Disclosure of transactions between related parties [line items]
Paid rent								$ 77,579	$ 52,000
Number of shares issued								67,085,100
Par Value Per Share | $ / shares								$ 0.29
Proceeds on issue of shares | $								$ 19,454,679
Philip St Baker | Loan Notes
Disclosure of transactions between related parties [line items]
Unsecured loan | $								$ 10,000,000
Face value | $ / shares								$ 0.40
Number of shares issued								38,577,232
Philip St Baker | Short-Term Loan
Disclosure of transactions between related parties [line items]
Unsecured loan | $								$ 4,000,000		$ 3,400,000
Interest rate								10.00%		12.50%
Number of shares issued								12,177,845
Key Management Personnel | Performance Rights
Disclosure of transactions between related parties [line items]
Granted		800,000
Key Management Personnel | Robert Natter, Chairman
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares		$ 11.95
Key Management Personnel | Robert Natter, Chairman | Performance Rights
Disclosure of transactions between related parties [line items]
Granted		200,000
Number Of Performance Right Convertible To Ordinary Shares		1
Key Management Personnel | Tony Bellas
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares		$ 11.95
Key Management Personnel | Tony Bellas | Performance Rights
Disclosure of transactions between related parties [line items]
Granted		200,000
Number Of Performance Right Convertible To Ordinary Shares		1
Issued		66,000
Key Management Personnel | Andrew Liveris | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		66,000
Key Management Personnel | Robert Cooper | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		66,000
Key Management Personnel | Trevor St Baker's | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		66,000
Key Management Personnel | Greg Baynton | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		27,500
Key Management Personnel | Zhanna Golodryga | Performance Rights
Disclosure of transactions between related parties [line items]
Issued		17,549
Key Management Personnel | Chris Burns, CEO
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares		$ 11.95
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted	1,412,000	200,000		1,500,000
Number Of Performance Right Convertible To Ordinary Shares	1
Performance rights vest subject to continued employment percentage	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%
Key Management Personnel | Nick Liveris, CFO
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares		$ 11.95
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted	667,831	200,000		750,000
Number Of Performance Right Convertible To Ordinary Shares	1
Performance rights vest subject to continued employment percentage	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%
Key Management Personnel | Chris Burns, CEO and Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted				2,250,000
Number Of Performance Right Convertible To Ordinary Shares				1
Vesting date				Jan. 04, 2021
Expiry date	Jun. 30, 2024
Value of performance right with reference to market value of underlying securities | $ / shares				$ 1.06
Expense recognized | $						$ 9,560,000	$ 2,044,286
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Granted	255,238
Number Of Performance Right Convertible To Ordinary Shares	1
Performance rights vest subject to continued employment percentage	50.00%
Vesting percentage subject to achievement of performance conditions	50.00%